Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Inventories other than work in progress
Inventories stated at net realizable value	$ 214	$ 171
Current Inventories [member]
Disclosure of inventories [line items]
Prepayments	92	105
Raw materials and consumables	2,499	2,478
Work in progress	439	405
Finished goods	1,256	1,257
Goods purchased for resale	197	182
Inventories	$ 4,482	$ 4,427